Business Combination - Reconciliation of Business Combination (Details) $ in Thousands	12 Months Ended
Sep. 24, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash proceeds from SVF 3, net of redemptions	$ 47,021
Cash proceeds from PIPE Financing	205,000
Cash proceeds from forward purchase agreement	200,000
Less: cash payment of transaction expenses and underwriting fees - SVF 3	(30,315)
Net cash proceeds from the Business Combination and PIPE Financing	421,706
Less: repurchase by Symbotic Inc. of New Symbotic Holdings Common Units	(300,000)
Cash received for Class V-1 and Class V-3 Common Stock	70
Less: transaction expenses - Symbotic	(37,104)
Net contributions from the Business Combination	$ 84,672